Provisions - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Disclosure of Provisions [Line Items]
Other provisions	€ 546	€ 616	€ 294
Other provisions, Amount expected to be settled within twelve months		448
Letters of credit / guarantees [member]
Disclosure of Provisions [Line Items]
Other provisions		€ 104
Workforce reductions [member]
Disclosure of Provisions [Line Items]
Additional reorganisation provision recognised	€ 1,032
Workforce reductions [member] | Belgium and Netherlands [member]
Disclosure of Provisions [Line Items]
Reorganisation provision, description	In 2016, ING Group recognised an additional reorganisation provision of EUR 1,032 million, for the intended workforce reductions per the intended digital transformation programmes as announced on ING’s Investor Day on 3 October. The intended initiatives are expected to result in a reduction of ING’s workforce mainly in Belgium and the Netherlands during 2016 to 2021.